Schedule of Investments (unaudited) May 31, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.3%
Newcrest Mining Ltd.	221,184	$4,169,860
Woolworths Group Ltd.	544,256	11,829,242

		15,999,102

Austria — 0.1%
Erste Group Bank AG	71,168	2,517,968

Belgium — 0.5%
Colruyt SA	119,808	8,880,956
Proximus SADP	289,792	8,380,027
UCB SA	69,120	5,274,596

		22,535,579

Brazil — 0.1%
BB Seguridade Participacoes SA	409,600	3,122,436
Magazine Luiza SA	51,200	2,563,662

		5,686,098

Canada — 3.5%
Agnico Eagle Mines Ltd.	484,864	21,142,638
Barrick Gold Corp.	1,943,552	24,166,809
BCE Inc.	289,280	13,022,842
Fairfax Financial Holdings Ltd.	16,384	7,513,928
First Capital Realty Inc.	8,190	125,949
Franco-Nevada Corp.	359,424	27,745,757
Intact Financial Corp.	267,776	23,018,159
Kinross Gold Corp.(a)	1,104,384	3,610,753
Kirkland Lake Gold Ltd.	73,216	2,531,880
RioCan REIT	139,264	2,686,593
Rogers Communications Inc., Class B, NVS	108,544	5,709,419
Shaw Communications Inc., Class B, NVS	227,328	4,615,840
TELUS Corp.	368,640	13,612,330
Thomson Reuters Corp.	143,872	9,141,656

		158,644,553

Chile — 0.3%
Banco de Chile	50,901,504	7,333,301
SACI Falabella	1,157,632	7,007,765

		14,341,066

China — 1.8%
Agricultural Bank of China Ltd., Class A	3,873,100	2,055,777
Agricultural Bank of China Ltd., Class H	7,168,000	3,071,785
Bank of Communications Co. Ltd., Class H	4,608,000	3,608,563
China Huishan Dairy Holdings Co. Ltd.(a)(b)	2,093,055	5,339
China Mobile Ltd.	2,816,000	24,584,398
China Resources Beer Holdings Co. Ltd.	1,024,000	4,479,686
China Resources Pharmaceutical Group Ltd.(c)	2,858,000	3,732,636
China Telecom Corp. Ltd., Class H	23,552,000	11,835,251
China Unicom Hong Kong Ltd.	3,072,000	3,240,263
COSCO SHIPPING Ports Ltd.	2,048,000	1,990,391
Guangdong Investment Ltd.	4,097,147	8,057,854
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,099,252	2,298,681
Jiangsu Expressway Co. Ltd., Class H	2,244,000	3,125,352
Lenovo Group Ltd.	5,180,000	3,600,640
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,580,517	3,001,141
Shenzhen International Holdings Ltd.	1,792,000	3,149,493
Sinopharm Group Co. Ltd., Class H	614,400	2,307,756

		84,145,006

Czech Republic — 0.1%
Komercni Banka AS	69,120	2,602,997

Security	Shares	Value

Denmark — 0.7%
Carlsberg A/S, Class B	36,352	$4,776,955
Chr Hansen Holding A/S	26,624	2,772,353
Coloplast A/S, Class B	75,776	8,057,896
Novo Nordisk A/S, Class B	152,576	7,165,181
Pandora A/S	62,976	2,333,436
Tryg A/S	251,392	7,855,473

		32,961,294

Finland — 0.7%
Elisa OYJ	235,008	10,454,297
Nokia OYJ	2,384,384	11,903,533
Sampo OYJ, Class A	219,136	9,464,969

		31,822,799

France — 1.1%
Dassault Systemes SE	19,968	2,956,091
Eurazeo SE	28,672	2,001,708
Getlink SE	212,992	3,277,771
Hermes International	34,816	23,076,584
Orange SA	931,328	14,571,070
Pernod Ricard SA	13,312	2,340,841

		48,224,065

Germany — 1.1%
Deutsche Telekom AG, Registered	2,183,168	36,759,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	34,304	8,260,783
Telefonica Deutschland Holding AG	1,749,504	4,895,345

		49,915,942

Hong Kong — 3.5%
CK Infrastructure Holdings Ltd.	768,000	5,931,012
CLP Holdings Ltd.	1,792,254	20,264,308
Dairy Farm International Holdings Ltd.	358,400	2,741,760
Hang Seng Bank Ltd.	1,433,600	35,928,908
HK Electric Investments & HK Electric Investments Ltd.(d)	5,120,000	5,008,628
HKT Trust & HKT Ltd.	8,056,000	12,699,640
Hong Kong & China Gas Co. Ltd.	6,294,130	13,903,914
Jardine Matheson Holdings Ltd.	204,800	13,144,064
Jardine Strategic Holdings Ltd.	51,200	1,911,808
Link REIT	1,536,000	18,375,854
MTR Corp. Ltd.	2,816,000	17,221,649
PCCW Ltd.	8,704,000	4,951,163
Power Assets Holdings Ltd.	1,024,000	7,078,687
Yue Yuen Industrial Holdings Ltd.	768,000	2,150,053

		161,311,448

Hungary — 0.1%
OTP Bank Nyrt	132,608	5,526,259

India — 3.3%
Asian Paints Ltd.	296,448	5,986,279
Avenue Supermarts Ltd.(a)(c)	119,714	2,272,790
Bajaj Finance Ltd.	193,152	9,609,202
Bajaj Finserv Ltd.	76,288	8,962,995
Bharat Petroleum Corp. Ltd.	533,180	3,131,774
Bosch Ltd.	12,072	3,069,973
Britannia Industries Ltd.	116,224	4,872,932
Coal India Ltd.	2,451,456	8,917,104
Dabur India Ltd.	836,608	4,753,178
Dr. Reddy’s Laboratories Ltd.	53,318	2,049,099
Eicher Motors Ltd.	19,456	5,568,897
HCL Technologies Ltd.	464,896	7,288,176

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	71,680	$2,756,735
Hindustan Petroleum Corp. Ltd.	814,357	3,788,930
Hindustan Unilever Ltd.	165,376	4,244,076
Indian Oil Corp. Ltd.	1,725,290	4,098,388
Infosys Ltd.	1,125,888	11,918,625
InterGlobe Aviation Ltd.(c)	184,832	4,445,807
ITC Ltd.	597,564	2,388,412
Larsen & Toubro Ltd.	125,750	2,810,423
LIC Housing Finance Ltd.	390,328	3,128,617
Mahindra & Mahindra Financial Services Ltd.	499,479	3,021,977
Maruti Suzuki India Ltd.	97,792	9,639,896
Petronet LNG Ltd.	1,204,736	4,270,694
Pidilite Industries Ltd.	239,616	4,434,140
Piramal Enterprises Ltd.	71,929	2,294,328
Sun Pharmaceutical Industries Ltd.	382,976	2,252,259
Tata Consultancy Services Ltd.	249,344	7,858,900
United Spirits Ltd.(a)	293,752	2,335,348
Wipro Ltd.	215,132	884,097
Wipro Ltd., ADR	1,357,861	6,001,746

		149,055,797

Indonesia — 0.7%
Bank Central Asia Tbk PT	11,059,200	22,548,448
Indofood CBP Sukses Makmur Tbk PT	3,584,000	2,460,900
Kalbe Farma Tbk PT	24,832,000	2,444,488
Telekomunikasi Indonesia Persero Tbk PT	12,185,600	3,329,749
Unilever Indonesia Tbk PT	1,075,200	3,352,349

		34,135,934

Ireland — 0.5%
AIB Group PLC	581,120	2,384,357
Kerry Group PLC, Class A	158,720	18,306,009

		20,690,366

Israel — 0.5%
Azrieli Group Ltd.	62,976	3,757,870
Bank Hapoalim BM	446,976	3,242,492
Bank Leumi Le-Israel BM	615,936	4,154,113
Check Point Software Technologies Ltd.(a)(d)	41,984	4,629,996
Mizrahi Tefahot Bank Ltd.	266,752	5,872,926
Nice Ltd.(a)	21,504	2,980,048

		24,637,445

Italy — 0.7%
Assicurazioni Generali SpA	716,800	12,552,610
Intesa Sanpaolo SpA	1,932,800	3,949,668
Snam SpA	2,788,352	13,994,831

		30,497,109

Japan — 12.1%
ABC-Mart Inc.	56,100	3,503,182
Ajinomoto Co. Inc.	204,800	3,483,911
ANA Holdings Inc.	204,800	6,858,419
Asahi Group Holdings Ltd.	51,200	2,252,659
Astellas Pharma Inc.	819,200	11,034,584
Benesse Holdings Inc.	153,600	3,576,337
Canon Inc.	819,200	23,125,471
Daiwa House REIT Investment Corp.	3,584	8,470,222
FamilyMart UNY Holdings Co. Ltd.	270,300	6,512,593
FUJIFILM Holdings Corp.	153,600	7,354,975
Hamamatsu Photonics KK	153,600	5,517,292
Hankyu Hanshin Holdings Inc.	51,200	1,843,813
Japan Airlines Co. Ltd.	204,800	6,437,784
Japan Post Bank Co. Ltd.	870,400	8,914,435

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	2,764,800	$30,608,239
Japan Prime Realty Investment Corp.	1,536	6,564,163
Japan Real Estate Investment Corp.	2,560	15,207,921
Japan Retail Fund Investment Corp.	5,298	10,666,754
Japan Tobacco Inc.	102,400	2,350,744
KDDI Corp.	409,600	10,519,637
Keikyu Corp.(d)	153,600	2,601,615
Kintetsu Group Holdings Co. Ltd.	153,600	7,356,390
Kirin Holdings Co. Ltd.	102,400	2,221,064
Kyushu Railway Co.	307,200	9,167,193
Lawson Inc.	102,400	4,781,653
McDonald’s Holdings Co. Japan Ltd.	116,800	5,314,225
MEIJI Holdings Co. Ltd.	102,400	7,177,195
Mitsubishi Tanabe Pharma Corp.	460,800	5,445,143
Mizuho Financial Group Inc.	10,137,600	14,350,901
Nagoya Railroad Co. Ltd.	358,400	9,896,230
NEC Corp.	410,400	15,214,000
Nippon Building Fund Inc.	2,560	17,495,003
Nippon Prologis REIT Inc.	3,584	7,793,529
Nippon Telegraph & Telephone Corp.	563,200	25,240,904
Nissan Motor Co. Ltd.	1,433,600	9,699,494
Nissin Foods Holdings Co. Ltd.	102,400	6,205,775
Nitori Holdings Co. Ltd.	57,400	6,833,019
Nomura Real Estate Master Fund Inc.	8,192	12,705,805
Nomura Research Institute Ltd.	51,230	2,505,469
NTT Data Corp.	716,800	8,582,455
NTT DOCOMO Inc.	1,740,800	40,010,743
Ono Pharmaceutical Co. Ltd.	204,800	3,621,607
Oracle Corp. Japan(a)	56,100	3,921,704
Oriental Land Co. Ltd./Japan	168,300	20,538,568
Otsuka Holdings Co. Ltd.	256,000	8,596,601
Pan Pacific International Holdings Corp.	51,200	3,168,906
Park24 Co. Ltd.	204,800	3,847,958
Sankyo Co. Ltd.	102,400	3,913,977
Secom Co. Ltd.	307,200	26,282,117
Seven & i Holdings Co. Ltd.	51,200	1,728,752
Shimamura Co. Ltd.	51,200	3,913,977
Shionogi & Co. Ltd.	39,429	2,157,110
Suntory Beverage & Food Ltd.	256,000	10,645,545
Taisho Pharmaceutical Holdings Co. Ltd.	56,100	4,593,405
Takeda Pharmaceutical Co. Ltd.	204,800	6,920,665
Terumo Corp.	105,200	2,992,011
Tobu Railway Co. Ltd.	358,400	10,430,983
Toho Co. Ltd./Tokyo	111,200	4,772,664
Toyo Suisan Kaisha Ltd.	153,600	5,998,287
United Urban Investment Corp.	6,144	10,129,183
USS Co. Ltd.	153,600	2,918,506
West Japan Railway Co.	102,400	8,016,578
Yamada Denki Co. Ltd.	1,331,200	6,228,410
Yamazaki Baking Co. Ltd.	204,800	3,076,480

		553,814,934

Malaysia — 0.8%
Hong Leong Bank Bhd	1,280,000	5,803,603
IHH Healthcare Bhd	1,843,200	2,419,186
Malayan Banking Bhd	2,918,400	6,281,820
Maxis Bhd(d)	3,276,800	4,332,054
Petronas Chemicals Group Bhd	921,600	1,829,785
Petronas Dagangan Bhd	409,600	2,517,909
Public Bank Bhd	1,996,860	11,245,889

		34,430,246

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	590,336	$13,245,629
NXP Semiconductors NV	25,600	2,256,896
Unilever NV, CVA	135,168	8,133,722

		23,636,247

New Zealand — 0.2%
Auckland International Airport Ltd.	296,448	1,693,746
Fisher & Paykel Healthcare Corp. Ltd.	282,112	2,831,979
Spark New Zealand Ltd.	2,108,928	5,244,499

		9,770,224

Norway — 0.1%
Telenor ASA	171,520	3,526,900

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	313,856	4,761,196
Credicorp Ltd.	12,288	2,750,054

		7,511,250

Philippines — 0.4%
Bank of the Philippine Islands	1,658,889	2,569,702
BDO Unibank Inc.	2,662,409	7,043,815
Jollibee Foods Corp.	860,160	4,749,259
PLDT Inc.	115,200	2,981,538

		17,344,314

Qatar — 0.4%
Qatar Islamic Bank SAQ	91,136	4,164,295
Qatar National Bank QPSC	240,640	12,370,883

		16,535,178

Saudi Arabia — 0.5%
Alinma Bank	352,768	2,266,911
Bank AlBilad	338,432	2,144,105
Jarir Marketing Co.	57,856	2,576,280
Saudi Arabian Fertilizer Co.	113,152	2,395,581
Saudi Basic Industries Corp.	79,360	2,365,765
Saudi Telecom Co.	385,536	10,341,681

		22,090,323

Singapore — 1.1%
CapitaLand Commercial Trust	4,505,600	6,318,021
CapitaLand Mall Trust	4,915,200	8,606,555
Oversea-Chinese Banking Corp. Ltd.(d)	448,700	3,445,896
SATS Ltd.	1,331,200	4,903,683
Singapore Airlines Ltd.	1,075,200	7,116,701
Singapore Press Holdings Ltd.(d)	2,185,700	3,716,015
Singapore Telecommunications Ltd.	7,833,600	18,213,042

		52,319,913

South Korea — 0.6%
BGF retail Co. Ltd.	16,599	2,599,474
DB Insurance Co. Ltd.	95,232	4,917,935
Hyundai Marine & Fire Insurance Co. Ltd.	99,594	2,571,598
KT&G Corp.	28,160	2,388,244
S-1 Corp.	33,792	2,724,017
Samsung Fire & Marine Insurance Co. Ltd.	18,432	4,194,367
SK Telecom Co. Ltd.	38,912	8,184,949

		27,580,584

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	869,888	8,361,425

Security	Shares	Value

Sweden (continued)
Telia Co. AB	525,824	$2,195,630

		10,557,055

Switzerland — 6.1%
Alcon Inc.(a)	50,176	2,904,756
Chocoladefabriken Lindt & Spruengli AG, Registered	158	11,781,081
EMS-Chemie Holding AG, Registered	13,824	8,246,160
Givaudan SA, Registered	2,560	6,747,090
Kuehne + Nagel International AG, Registered	104,448	13,826,367
Nestle SA, Registered	535,552	53,004,127
Novartis AG, Registered	271,872	23,272,038
Partners Group Holding AG	16,896	11,808,806
Roche Holding AG, NVS	102,400	26,784,749
Schindler Holding AG, Registered	38,912	7,961,515
Sonova Holding AG, Registered	30,208	6,700,209
Swiss Life Holding AG, Registered	8,704	3,943,344
Swiss Prime Site AG, Registered	83,968	6,811,939
Swiss Re AG	500,736	47,293,254
Swisscom AG, Registered	52,736	25,145,087
Zurich Insurance Group AG	73,728	23,807,580

		280,038,102

Taiwan — 4.0%
Asustek Computer Inc.	1,300,000	8,923,685
AU Optronics Corp.	15,090,000	4,439,288
Chang Hwa Commercial Bank Ltd.	10,240,855	6,462,793
Chicony Electronics Co. Ltd.	1,029,020	2,438,073
China Development Financial Holding Corp.	23,138,000	6,806,909
China Steel Corp.	8,551,000	6,573,011
Chunghwa Telecom Co. Ltd.	7,680,000	27,330,961
Compal Electronics Inc.	8,192,000	5,092,062
CTBC Financial Holding Co. Ltd.	3,584,000	2,375,162
E.Sun Financial Holding Co. Ltd.	10,752,260	9,319,476
Far EasTone Telecommunications Co. Ltd.	3,341,000	8,296,354
First Financial Holding Co. Ltd.	20,480,422	14,641,599
Formosa Petrochemical Corp.	1,536,000	5,636,251
Hua Nan Financial Holdings Co. Ltd.	15,360,092	10,179,326
Lite-On Technology Corp.	2,012,000	2,870,422
Mega Financial Holding Co. Ltd.	18,944,000	18,576,955
Nan Ya Plastics Corp.	1,006,000	2,498,094
Quanta Computer Inc.	4,096,000	7,631,614
Synnex Technology International Corp.	2,560,250	3,097,811
Taiwan Cooperative Financial Holding Co. Ltd.	17,920,977	11,649,698
Taiwan Mobile Co. Ltd.	3,358,000	12,534,409
WPG Holdings Ltd.	3,072,760	3,839,431

		181,213,384

Thailand — 1.0%
Advanced Info Service PCL, NVDR	563,200	3,434,635
Airports of Thailand PCL, NVDR	5,017,600	10,107,338
Bangkok Dusit Medical Services PCL, NVDR(d)	7,424,000	5,981,894
Bangkok Expressway & Metro PCL, NVDR	14,080,000	5,027,380
BTS Group Holdings PCL, NVDR	10,905,600	3,928,394
Bumrungrad Hospital PCL, NVDR	665,600	3,522,806
CP ALL PCL, NVDR	1,638,400	4,128,680
Home Product Center PCL, NVDR	8,243,200	4,401,930
IRPC PCL, NVDR	14,848,000	2,223,857
Krung Thai Bank PCL, NVDR	6,656,000	4,017,050

		46,773,964

United Arab Emirates — 0.3%
Emirates Telecommunications Group Co. PJSC	1,746,944	7,752,358
First Abu Dhabi Bank PJSC	1,074,176	4,345,718

		12,098,076

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 1.2%
Admiral Group PLC	78,848	$2,049,216
AstraZeneca PLC	34,816	2,559,642
Coca-Cola European Partners PLC(a)	40,448	2,240,819
Compass Group PLC	567,296	12,802,429
Diageo PLC	102,400	4,292,055
Direct Line Insurance Group PLC	2,721,280	10,855,636
GlaxoSmithKline PLC	658,432	12,672,384
Marks & Spencer Group PLC	1,181,184	3,352,697
RSA Insurance Group PLC	300,544	2,093,280

		52,918,158

United States — 50.2%
Abbott Laboratories	99,840	7,600,819
Accenture PLC, Class A	38,400	6,837,888
AGNC Investment Corp.	1,067,008	17,498,931
Alleghany Corp.(a)	26,112	17,320,090
Allstate Corp. (The)	219,648	20,978,581
Altria Group Inc.	227,840	11,177,830
Ameren Corp.	62,976	4,618,660
American Electric Power Co. Inc.	183,808	15,829,545
American Tower Corp.	47,616	9,940,792
American Water Works Co. Inc.	96,256	10,878,853
Amphenol Corp., Class A	101,672	8,845,464
Annaly Capital Management Inc.	2,743,296	24,168,438
Anthem Inc.	22,016	6,120,008
Aon PLC	83,968	15,120,118
Apple Inc.	18,432	3,226,890
Arch Capital Group Ltd.(a)	769,536	26,495,125
Arthur J Gallagher & Co.	62,464	5,259,469
AT&T Inc.	745,984	22,812,191
Athene Holding Ltd., Class A(a)	160,256	6,514,406
Automatic Data Processing Inc.	95,232	15,248,548
AutoZone Inc.(a)	17,408	17,879,931
AvalonBay Communities Inc.	137,728	27,960,161
Baxter International Inc.	256,512	18,838,241
Berkshire Hathaway Inc., Class B(a)	105,984	20,923,361
Bristol-Myers Squibb Co.	97,792	4,436,823
Broadridge Financial Solutions Inc.	119,296	14,896,492
Burlington Stores Inc.(a)(d)	32,768	5,130,814
Camden Property Trust	66,048	6,826,721
Campbell Soup Co.	154,112	5,595,807
CH Robinson Worldwide Inc.	113,152	9,010,294
Chevron Corp.	20,992	2,389,939
Chubb Ltd.	150,016	21,912,837
Church & Dwight Co. Inc.	211,968	15,772,539
Cincinnati Financial Corp.	128,000	12,574,720
Cisco Systems Inc.	231,424	12,040,991
Clorox Co. (The)	159,744	23,771,505
CMS Energy Corp.	49,664	2,786,647
Coca-Cola Co. (The)	771,072	37,882,767
Cognizant Technology Solutions Corp., Class A	40,448	2,504,945
Colgate-Palmolive Co.	171,520	11,941,222
Comcast Corp., Class A	375,296	15,387,136
Consolidated Edison Inc.	592,384	51,122,739
Cooper Companies Inc. (The)	10,752	3,201,838
Costco Wholesale Corp.	49,152	11,775,836
Crown Castle International Corp.	141,312	18,371,973

Security	Shares	Value

United States (continued)
Danaher Corp.	74,752	$9,868,012
Darden Restaurants Inc.	49,152	5,717,361
Dollar General Corp.	134,144	17,073,848
Dominion Energy Inc.	331,776	24,942,920
DTE Energy Co.	84,480	10,599,706
Duke Energy Corp.	392,192	33,575,557
Duke Realty Corp.	215,552	6,485,960
eBay Inc.	64,512	2,317,916
Ecolab Inc.	30,720	5,655,245
Eli Lilly & Co.	236,544	27,424,911
Entergy Corp.	56,832	5,516,682
Equity Residential	204,800	15,681,536
Erie Indemnity Co., Class A, NVS	15,360	3,266,611
Essex Property Trust Inc.	15,872	4,630,497
Everest Re Group Ltd.	55,296	13,694,607
Evergy Inc.	157,184	9,138,678
Eversource Energy	92,672	6,842,901
Expeditors International of Washington Inc.	125,440	8,729,370
Extra Space Storage Inc.	63,488	6,803,374
Exxon Mobil Corp.	211,456	14,964,741
F5 Networks Inc.(a)	104,960	13,863,117
Federal Realty Investment Trust	17,920	2,342,682
Fidelity National Financial Inc.	147,968	5,704,166
Fidelity National Information Services Inc.	166,400	20,017,920
Fiserv Inc.(a)(d)	319,488	27,431,240
General Mills Inc.	133,120	6,581,453
Genuine Parts Co.	45,568	4,506,675
Gilead Sciences Inc.	32,256	2,007,936
Harris Corp.	64,000	11,980,160
HCP Inc.	392,192	12,436,408
Henry Schein Inc.(a)(d)	46,080	2,970,317
Hershey Co. (The)	112,128	14,796,411
Home Depot Inc. (The)	62,464	11,858,790
Hormel Foods Corp.	318,464	12,576,143
Humana Inc.	15,360	3,761,050
Intel Corp.	48,640	2,142,106
International Business Machines Corp.	85,504	10,858,153
Intuit Inc.	20,480	5,014,528
Invitation Homes Inc.	146,432	3,753,052
Jack Henry & Associates Inc.	148,480	19,483,546
JM Smucker Co. (The)	82,944	10,082,673
Johnson & Johnson	381,952	50,093,005
Kellogg Co.	291,840	15,339,110
Kimberly-Clark Corp.	124,416	15,911,562
Kraft Heinz Co. (The)	101,888	2,817,203
L3 Technologies Inc.	18,944	4,585,585
Lamb Weston Holdings Inc.	35,328	2,093,184
Liberty Broadband Corp., Class C, NVS(a)	32,256	3,165,926
Liberty Property Trust	187,392	8,895,498
Lockheed Martin Corp.	35,840	12,133,274
Lowe’s Companies Inc.	26,624	2,483,487
Markel Corp.(a)(d)	21,504	22,769,941
Marsh & McLennan Companies Inc.	324,096	30,983,578
Mastercard Inc., Class A(d)	56,832	14,292,680
McCormick & Co. Inc./MD, NVS	129,024	20,132,905
McDonald’s Corp.	237,056	47,001,093
Medtronic PLC	201,728	18,675,978
Merck & Co. Inc.	432,128	34,228,859
Microsoft Corp.	36,352	4,496,015
Mid-America Apartment Communities Inc.	20,992	2,396,867

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mondelez International Inc., Class A	90,468	$4,600,298
Motorola Solutions Inc.	288,256	43,223,987
National Retail Properties Inc.	249,344	13,347,384
Newmont Goldcorp Corp.	699,904	23,159,823
NextEra Energy Inc.	183,296	36,331,100
Nordstrom Inc.	71,168	2,227,558
O’Reilly Automotive Inc.(a)(d)	24,576	9,126,789
Oracle Corp.	82,432	4,171,059
Palo Alto Networks Inc.(a)	32,256	6,455,716
Paychex Inc.	368,128	31,581,701
PepsiCo Inc.	353,280	45,219,840
Pfizer Inc.	774,656	32,163,717
Philip Morris International Inc.	50,688	3,909,565
Pinnacle West Capital Corp.	23,552	2,211,768
Procter & Gamble Co. (The)	401,920	41,361,587
Progressive Corp. (The)	204,288	16,195,953
Public Storage	139,776	33,249,915
Raytheon Co.	16,384	2,859,008
Realty Income Corp.	138,752	9,723,740
RenaissanceRe Holdings Ltd.	76,288	13,307,679
Republic Services Inc.	442,880	37,463,219
Ross Stores Inc.	161,792	15,045,038
Simon Property Group Inc.	59,904	9,709,839
Southern Co. (The)	621,568	33,253,888
Starbucks Corp.	249,344	18,965,105
Stryker Corp.	23,040	4,221,850
Synopsys Inc.(a)	40,960	4,769,382
Sysco Corp.	164,352	11,310,705
Target Corp.	59,392	4,778,086
TJX Companies Inc. (The)	706,048	35,507,154
Travelers Companies Inc. (The)	137,728	20,049,065
Tyson Foods Inc., Class A	42,496	3,225,021
UDR Inc.	327,168	14,650,583
Ulta Salon Cosmetics & Fragrance Inc.(a)	10,240	3,413,811
UnitedHealth Group Inc.	30,208	7,304,294
Universal Health Services Inc., Class B	29,184	3,488,947
Ventas Inc.	155,648	10,008,166
VeriSign Inc.(a)	38,400	7,487,232
Verizon Communications Inc.	757,760	41,184,256
Visa Inc., Class A(d)	233,472	37,666,038
Walmart Inc.	340,480	34,538,291
Walt Disney Co. (The)	54,980	7,259,559
Waste Management Inc.	530,432	58,002,739
WEC Energy Group Inc.	405,504	32,663,347

Security	Shares	Value

United States (continued)
Welltower Inc.	106,496	$8,649,605
WP Carey Inc.	210,944	17,510,462
WR Berkley Corp.	237,726	14,786,557
Xcel Energy Inc.	564,736	32,381,962
Yum! Brands Inc.	104,960	10,742,656

		2,295,488,678

Total Common Stocks — 99.5% (Cost: $4,036,222,684)		4,542,898,357

Rights

United Kingdom — 0.0%
Marks & Spencer Group PLC (Expires 06/12/19)(a)	232,084	114,082

Total Rights — 0.0% (Cost: $0)		114,082

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	26,402,934	26,413,495
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	16,848,601	16,848,601

		43,262,096

Total Short-Term Investments — 0.9% (Cost: $43,257,005)		43,262,096

Total Investments in Securities — 100.4% (Cost: $4,079,479,689)		4,586,274,535

Other Assets, Less Liabilities — (0.4)%		(18,385,389)

Net Assets — 100.0%		$4,567,889,146

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Min Vol Global ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	40,988,658	(14,585,724)	26,402,934	$26,413,495	$279,728	(a)	$10,633	$(6,449)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,646,867	13,201,734	16,848,601	16,848,601	111,173		—	—

				$43,262,096	$390,901		$10,633	$(6,449)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	89	06/21/19	$8,090	$(185,932)
MSCI Emerging Markets E-Mini	72	06/21/19	3,601	(27,179)
S&P 500 E-Mini Index	66	06/21/19	9,083	(312,013)

				$(525,124)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,542,893,018	$—	$5,339	$4,542,898,357
Rights	114,082	—	—	114,082
Money Market Funds	43,262,096	—	—	43,262,096

	$4,586,269,196	$—	$5,339	$4,586,274,535

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(525,124)	$—	$—	$(525,124)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares